Leases - Current and Noncurrent Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Current lease liability	$ 21,545	$ 10,250
Non-current lease liability	85,556	66,575
Total	$ 107,101	$ 76,825